Investment Properties (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Investment Properties
Changes in investment properties for the years ended December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	2020
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	555,164	￦	1,323,518	￦	1,902	￦	1,880,584
Less: Accumulated depreciation		(1,568)		(491,586)		—		(493,154)

Beginning, net	￦	553,596	￦	831,932	￦	1,902	￦	1,387,430
Acquisition		11,723		7,096		34,243		53,062
Disposal and termination		(1,536)		(243)		—		(1,779)
Depreciation		—		(64,531)		—		(64,531)
Transfer from(to) property and equipment		(6,792)		8,848		—		2,056
Transfer and others		(18,656)		469		10,402		(7,785)

Ending, net	￦	538,335	￦	783,571	￦	46,547	￦	1,368,453

Acquisition cost	￦	539,903	￦	1,341,326	￦	46,547	￦	1,927,776
Less: Accumulated depreciation		(1,568)		(557,755)		—		(559,323)

(In millions of Korean won)	2021
	Land		Buildings		Construction- in-progress		Total
Acquisition cost	￦	539,903	￦	1,341,326	￦	46,547	￦	1,927,776
Less: Accumulated depreciation		(1,568)		(557,755)		—		(559,323)

Beginning, net	￦	538,335	￦	783,571	￦	46,547	￦	1,368,453
Acquisition		171,872		42,151		56,351		270,374
Disposal and termination		(17,133)		(4,862)		—		(21,995)
Depreciation		—		(47,754)		—		(47,754)
Transfer from(to) property and equipment		59,848		73,096		—		132,944
Changes in scope of consolidation		5,262		1,779		—		7,041
Transfer and others		55,579		(7,891)		(36,097)		11,591

Ending, net	￦	813,763	￦	840,090	￦	66,801	￦	1,720,654

Acquisition cost	￦	815,331	￦	1,424,066	￦	66,801	￦	2,306,198
Less: Accumulated depreciation		(1,568)		(583,976)		—		(585,544)

Summary of Investment Properties Provided as Collateral
Details of investment properties provided as collateral as at December 31, 2020 and 2021, are as follows:

(In millions of Korean won)	December 31, 2020
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	790,414	￦	62,968	Deposits	￦	56,247
Land and Buildings	￦	2,861	￦	3,434	Borrowings	￦	2,928

(In millions of Korean won)	December 31, 2021
	Carrying amount		Secured amount		Related account	Related amount
Land and Buildings	￦	828,103	￦	72,910	Deposits	￦	63,012
Land and Buildings	￦	2,883	￦	3,688	Borrowings	￦	2,728